Consolidated Statements of Changes in Shareholders Deficit - USD ($)	Common Stock [Member]	Obligation To Issue Shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2021 brought forward at Dec. 31, 2019	$ 13,949,757		$ 42,617,722		$ (87,655,745)	$ (31,088,266)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	268,777,909
Issuance of ordinary shares for settlement of debt	$ 12,080,000					12,080,000
Issuance of ordinary shares for settlement of debt	242,000,000
Issuance of ordinary shares for cash	$ 12,140					12,140
Issuance of ordinary shares for cash	242,800
Share subscriptions collected		200,000				200,000
Imputed interest			123,518			123,518
Stock options granted as compensation			2,828,017			2,828,017
Net loss for the year					(5,916,017)	(5,916,017)
Exchange difference on translating foreign operations
Ending balance, value at Dec. 31, 2020	$ 26,041,897	200,000	45,569,257		(93,571,762)	(21,760,608)
Shares, Outstanding, Ending Balance at Dec. 31, 2020	511,020,709
Issuance of ordinary shares for settlement of debt	$ 250,800					250,800
Issuance of ordinary shares for settlement of debt	4,400,000
Issuance of ordinary shares for cash	$ 1,324,832	(200,000)				1,124,832
Issuance of ordinary shares for cash	26,496,635
Imputed interest			112,339			112,339
Stock options granted as compensation			4,403,218			4,403,218
Net loss for the year					(8,443,315)	(8,443,315)
Cancelled shares
Cancelled shares, shares	(1,000)
Exercise of stock options	$ 12,000					12,000
Exercise of stock options	800,000
Reclassification of additional paid-in capital on exercise of stock options	$ 41,271		(41,271)
Exchange difference on translating foreign operations				(11,409)		(11,409)
Ending balance, value at Dec. 31, 2021	$ 27,670,800		50,043,543	(11,409)	(102,015,077)	(24,312,143)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	542,716,344
Issuance of ordinary shares for cash	$ 25					25
Issuance of ordinary shares for cash	500
Imputed interest			104,494			104,494
Stock options granted as compensation			5,770,180			5,770,180
Net loss for the year					(10,618,809)	(10,618,809)
Exchange difference on translating foreign operations				17,556		17,556
Issuance of ordinary shares for settlement of debt and bonuses	$ 370,000					370,000
Issuance of ordinary shares for settlement of debt and bonuses	9,250,000
Ending balance, value at Dec. 31, 2022	$ 28,040,825		$ 56,032,129	$ 6,147	$ (112,633,886)	$ (28,554,785)
Shares, Outstanding, Ending Balance at Dec. 31, 2022	551,966,844